Share-Based Compensation - Summary Company's Outstanding Restricted Shares and Phantom Share Units (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, W.A. grant date FV	$ 13.04
Granted	$ 14.09
Vested	$ 13.04
Balance, W.A. grant date FV	$ 14.09
Balance, Number of shares	43,200
Granted	60,351
Vested	(43,200)
Balance, Number of shares	60,351
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, W.A. grant date FV	$ 12.72
Granted	$ 17.68
Balance, W.A. grant date FV	$ 13.07
Balance, Number of shares	534,000
Granted	40,000
Balance, Number of shares	574,000